UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

September 30, 2008

International Bond – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                Value

GOVERNMENT BONDS — 75.0%

BELGIUM ― 4.9%
EUR	16,050,000	Kingdom of Belgium, 8.00%, 3/28/15	$27,060,000
EUR	52,000,000	Kingdom of Belgium, 4.00%, 3/28/18	69,743,415
			96,803,415

CANADA ― 3.3%
CAD	22,000,000	Government of Canada, 3.75%, 6/1/12	21,158,450
CAD	8,500,000	Government of Canada, 5.00%, 6/1/14	8,698,074
CAD	15,000,000	Government of Canada, 4.00%, 6/1/17	14,432,840
CAD	18,801,000	Government of Canada, 5.75%, 6/1/33	21,695,391
			65,984,755

DENMARK ― 4.7%
DKK	307,000,000	Kingdom of Denmark, 6.00%, 11/15/09	59,163,360
DKK	180,000,000	Kingdom of Denmark, 5.00%, 11/15/13	35,243,796
			94,407,156

FINLAND ― 4.3%
EUR	60,000,000	Government of Finland, 4.25%, 9/15/12	85,575,882

FRANCE ― 4.4%
EUR	29,400,000	Government of France, 5.50%, 4/25/29	45,283,517
EUR	10,700,000	Government of France, 5.75%, 10/25/32	17,113,657
EUR	18,180,000	Government of France, 4.75%, 4/25/35	25,550,397
			87,947,571

GERMANY ― 11.9%
EUR	45,000,000	German Federal Republic, 5.25%, 7/4/10	65,045,323
EUR	80,500,000	German Federal Republic, 3.50%, 1/4/16	110,232,349
EUR	17,340,000	German Federal Republic, 5.625%, 1/4/28	27,365,892
EUR	23,880,000	German Federal Republic, 4.75%, 7/4/34	34,102,333
			236,745,897

ITALY ― 6.6%
EUR	44,550,000	Republic of Italy, 5.25%, 8/1/17	65,225,751
EUR	32,070,000	Republic of Italy, 5.00%, 8/1/34	43,796,501
EUR	20,100,000	Republic of Italy, 4.00%, 2/1/37	23,244,079
			132,266,331

JAPAN ― 12.4%
JPY	6,670,000,000	Government of Japan, 1.20%, 3/20/12	63,295,418
JPY	9,186,400,000	Government of Japan, 1.30%, 3/20/15	87,199,411
JPY	4,118,000,000	Government of Japan, 1.70%, 12/20/16	40,015,476
JPY	1,628,000,000	Government of Japan, 1.70%, 9/20/17	15,764,437
JPY	1,760,218,824	Government of Japan, 1.40%, 3/10/18	16,002,988
JPY	660,000,000	Government of Japan, 1.90%, 6/20/25	6,116,165
JPY	1,951,000,000	Government of Japan, 2.10%, 12/20/26	18,327,073
			246,720,968

NETHERLANDS ― 4.9%
EUR	49,000,000	Kingdom of Netherlands, 4.25%, 7/15/13	69,662,709
EUR	22,450,000	Kingdom of Netherlands, 4.00%, 1/15/37	28,117,202
			97,779,911

SPAIN ― 5.0%
EUR	67,550,000	Government of Spain, 5.40%, 7/30/11	98,431,082

SWEDEN ― 3.5%
SEK	100,000,000	Government of Sweden, 5.25%, 3/15/11	14,928,219

International Bond – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                        Value

SEK	352,860,000	Government of Sweden, 5.50%, 10/8/12	$54,235,191
			69,163,410

UNITED KINGDOM ― 9.1%
GBP	40,000,000	Government of United Kingdom, 5.00%, 3/7/12	73,100,996
GBP	10,000,000	Government of United Kingdom, 5.00%, 3/7/18	18,527,348
GBP	11,100,000	Government of United Kingdom, 8.00%, 6/7/21	26,054,367
GBP	5,850,000	Government of United Kingdom, 4.25%, 6/7/32	9,816,179
GBP	29,700,000	Government of United Kingdom, 4.50%, 12/7/42	52,535,547
			180,034,437
TOTAL GOVERNMENT BONDS
(Cost $1,523,526,951)			1,491,860,815
CREDIT — 24.0%

AUSTRALIA ― 0.5%
AUD	12,100,000	New South Wales Treasury Corp., MTN, 5.50%, 3/1/17	9,243,112

CANADA ― 1.4%
EUR	20,000,000	Royal Bank of Canada, 4.50%, 11/5/12	27,463,616

FRANCE ― 1.3%
JPY	2,750,000,000	Compagnie de Financement Foncier, MTN, 1.25%, 12/1/11	25,824,480

GERMANY ― 6.9%
EUR	44,300,000	Eurohypo AG, (Covered Bond), 3.75%, 4/11/11	60,921,341
JPY	1,100,000,000	KfW, 2.60%, 6/20/37	10,498,957
GBP	21,900,000	KfW, MTN, 5.50%, 9/15/09	39,305,887
EUR	19,000,000	Landesbank Baden-Wurttemberg, MTN, 4.50%, 10/5/12	26,573,508
			137,299,693

IRELAND ― 2.1%
EUR	19,800,000	AIB Mortgage Bank, MTN, 3.50%, 4/30/09	27,505,466
EUR	10,000,000	Ulster Bank Finance plc, MTN, VRN, 5.21%, 12/29/08, resets quarterly off the 3-month Euribor plus 0.09% with no caps	13,947,863
			41,453,329

JAPAN ― 0.6%
JPY	1,280,000,000	Development Bank of Japan, 2.30%, 3/19/26	12,210,253

MULTI-NATIONAL ― 3.8%
GBP	10,550,000	European Investment Bank, MTN, 4.75%, 6/6/12	18,607,636
EUR	39,000,000	European Investment Bank, 5.375%, 10/15/12	56,855,001
			75,462,637

SPAIN ― 3.8%
EUR	43,400,000	AYT Cedulas Cajas VII, 4.00%, 6/23/11	58,277,541
EUR	2,445,894	FTA Santander Auto, VRN, 5.02%, 11/25/08, resets quarterly off the 3-month Euribor plus 0.06% with no caps	3,368,781
EUR	12,740,085	UCI, VRN, 5.11%, 12/18/08, resets quarterly off the 3-month Euribor plus 0.14% with no caps	15,006,393
			76,652,715

UNITED KINGDOM ― 3.6%
EUR	10,000,000	Barclays Bank plc, MTN, VRN, 5.13%, 10/20/08, resets quarterly off the 3-month Euribor plus 0.18% with no caps	11,872,372
GBP	12,550,000	Network Rail Infrastructure Finance plc, MTN, 4.75%, 11/29/35	22,225,112
EUR	10,000,000	Royal Bank of Scotland Group plc, MTN, VRN, 5.06%, 12/15/08, resets quarterly off the 3-month Euribor plus 0.10% with no caps	12,428,030

International Bond – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)

EUR	20,000,000	Royal Bank of Scotland Group plc, MTN, 3.25%, 1/25/13	$25,122,585
			71,648,099
TOTAL CREDIT
(Cost $476,281,158)			477,257,934
SHORT-TERM INVESTMENTS — 0.5%

FRANCE ― 0.5%
EUR	7,159,000	Government of France Treasury Bill, 3.72%, 12/18/08(1) (2)
(Cost $11,165,996)			9,999,828

TEMPORARY CASH INVESTMENTS(3)
USD	86,840	JPMorgan U.S. Treasury Plus Money Market Fund
(Cost $86,840)			86,840

TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $2,011,060,945)			1,979,205,417
OTHER ASSETS AND LIABILITIES — 0.5%			9,982,384
TOTAL NET ASSETS — 100.0%			$1,989,187,801

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
719	Euro-Bobl 5-year 6% Future	December 2008	$ 111,054,423	$ 1,045,792
503	Euro-Schatz 2-year 6% Future	December 2008	73,913,921	671,615
626	U.K. Treasury 10-year 6% Future	December 2008	124,815,559	436,729
			$ 309,783,903	$ 2,154,136
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
341	Canada 10-year 6% Bond Future	December 2008	$ 37,542,842	$ 674,751
176	Euro-Bund 10-year 6% Future	December 2008	28,511,216	109,791
5	Japan 10-year 6% Bond Future	December 2008	6,466,081	54,659
			$ 72,520,139	$ 839,201

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
7,670,100	EUR for AUD	10/10/08	$ 10,806,966	$ 368,135
9,721,621	AUD for CHF	10/10/08	7,680,956	350,821
12,243,570	CAD for CHF	10/10/08	11,509,898	36,918
2,263,628	GBP for CHF	10/10/08	4,026,986	(57,092)
8,362,837	GBP for EUR	10/10/08	14,877,458	235,562
16,909,764	GBP for EUR	10/10/08	30,082,413	37,324
2,028,063,031	JPY for EUR	10/10/08	19,094,647	(64,879)
56,542,034	SEK for EUR	10/10/08	8,168,376	141,477
6,606,723	EUR for GBP	10/10/08	9,308,696	224,430
20,971,561	SEK for GBP	10/10/08	3,029,668	140,645
11,245,180	GBP for JPY	10/10/08	20,005,138	(481,148)
440,838,418	JPY for NOK	10/10/08	4,150,588	(197,377)
50,770,465	SEK for NOK	10/10/08	7,334,583	118,682
12,939,799	EUR for SEK	10/10/08	18,231,831	734,846
6,036,866	AUD for USD	10/10/08	4,769,668	232,057

International Bond – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
2,500,000	CAD for USD	10/10/08	$ 2,350,192	$ 65,430
16,000,000	CAD for USD	10/10/08	15,041,232	(174,051)
20,500,000	CAD for USD	10/10/08	19,271,578	(41,170)
7,548,233	CHF for USD	10/10/08	6,721,029	221,790
23,406,873	CHF for USD	10/10/08	20,841,736	94,906
129,500,000	DKK for USD	10/10/08	24,456,414	(343,203)
379,316,921	DKK for USD	10/10/08	71,634,994	521,646
7,614,984	EUR for USD	10/10/08	10,729,309	107,727
43,000,000	EUR for USD	10/10/08	60,585,853	(869,173)
2,605,961	GBP for USD	10/10/08	4,635,996	98,991
66,416,953	GBP for USD	10/10/08	118,155,537	(1,660,202)
24,262,748	NOK for USD	10/10/08	4,127,620	35,586
37,287,512	NOK for USD	10/10/08	6,343,415	85,744
29,138,221	SEK for USD	10/10/08	4,209,469	154,827
326,015,247	SEK for USD	10/10/08	47,097,972	1,605,362
(Value on Settlement Date $591,004,829)			$ 589,280,218	$ 1,724,611

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
13,419,299	AUD for EUR	10/10/08	$ 10,602,454	$ (572,646)
8,900,601	CHF for AUD	10/10/08	7,925,193	(106,584)
13,056,677	CHF for CAD	10/10/08	11,625,809	78,993
4,433,921	CHF for GBP	10/10/08	3,948,012	(21,882)
10,559,537	EUR for GBP	10/10/08	14,878,106	(234,915)
21,213,174	EUR for GBP	10/10/08	29,888,797	(230,941)
13,402,567	EUR for JPY	10/10/08	18,883,859	(145,909)
5,935,355	EUR for SEK	10/10/08	8,362,757	52,904
5,378,401	GBP for EUR	10/10/08	9,568,157	35,031
1,717,027	GBP for SEK	10/10/08	3,054,586	(115,728)
2,090,000,000	JPY for GBP	10/10/08	19,677,797	153,807
22,578,268	NOK for JPY	10/10/08	3,841,053	(112,158)
42,951,526	NOK for SEK	10/10/08	7,306,986	(146,279)
125,035,980	SEK for EUR	10/10/08	18,063,392	(903,285)
4,236,474	AUD for USD	10/10/08	3,347,196	(208,282)
3,540,608	CAD for USD	10/10/08	3,328,444	8,730
19,124,122	CAD for USD	10/10/08	17,978,147	(102,060)
5,441,655	CHF for USD	10/10/08	4,845,309	21,788
84,604,125	CHF for USD	10/10/08	75,332,440	(504,006)
127,900,000	DKK for USD	10/10/08	24,154,250	(648,145)
3,000,000	EUR for USD	10/10/08	4,226,920	979
3,000,000	EUR for USD	10/10/08	4,226,920	(133,580)
7,000,000	EUR for USD	10/10/08	9,862,813	(383,885)
41,451,710	EUR for USD	10/10/08	58,404,354	(387,021)
1,500,000	GBP for USD	10/10/08	2,668,495	(100,265)
2,500,000	GBP for USD	10/10/08	4,447,492	71,212
6,000,000	GBP for USD	10/10/08	10,673,980	(253,760)
7,346,574	GBP for USD	10/10/08	13,069,530	5,632
47,000,000	GBP for USD	10/10/08	83,612,843	1,213,383
349,498,895	JPY for USD	10/10/08	3,290,607	(6,708)

International Bond – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)

Contracts to Sell			Settlement Date	Value	Unrealized Gain (Loss)
515,000,000		JPY for USD	10/10/08	$ 4,848,835	$ 1,822
620,000,000		JPY for USD	10/10/08	5,837,433	(15,544)
655,622,816		JPY for USD	10/10/08	6,172,829	(7,045)
501,614,921		NOK for USD	10/10/08	85,335,579	(3,518,951)
(Value on Settlement Date $600,506,672)				$ 593,291,374	$ (7,215,298)
Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
GBP	-	British Pound
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krona
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2008.

(1)	The rate indicated is the yield to maturity at purchase.
(2)	Security, or a portion thereof, has been segregated for the initial margin on futures contracts.
(3)	Category is less than 0.05% of total net assets.

International Bond – Schedule of Investments

SEPTEMBER 30, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2008:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 86,840	-
Level 2 – Other Significant Observable Inputs	1,979,118,577	$ (2,497,350)
Level 3 – Significant Unobservable Inputs	-	-
	$ 1,979,205,417	$ (2,497,350)
*Includes forward foreign currency exchange contracts and futures contracts.

3. Federal Tax Information

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 2,012,347,032
Gross tax appreciation of investments	$ 49,533,650
Gross tax depreciation of investments	(82,675,265)
Net tax appreciation (depreciation) of investments	$ (33,141,615)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 26, 2008

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2008